Operations By Geographic Areas (Schedule Of Operations By Geographic Areas) (Details) (USD $) In Thousands	3 Months Ended																12 Months Ended
	Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenues	$ 177,558	[1]	$ 162,147	[1]	$ 159,085	[1]	$ 146,286	[1]	$ 160,613	[1]	$ 166,637	[1]	$ 159,069	[1]	$ 164,243	[1]	$ 645,076	$ 650,562	$ 586,507
OPERATING INCOME (EXPENSE):																	328,660	322,340	298,442
Corporate general and administrative expenses																	(44,407)	(40,620)	(31,639)
TOTAL ASSETS:	2,375,391								1,724,440								2,375,391	1,724,440	1,509,402
North & South America [Member]
Revenues																	45,242	10,065	19,055
OPERATING INCOME (EXPENSE):																	(30,392)	(12,204)	48,535
TOTAL ASSETS:	292,808								90,496								292,808	90,496	61,982
Southeast Asia And India [Member]
Revenues																	187,717	188,180	162,888
OPERATING INCOME (EXPENSE):																	129,799	132,192	42,025
TOTAL ASSETS:	904,581								974,050								904,581	974,050	750,141
Mediterranean And Black Sea [Member]
Revenues																	28,486	46,622	169,828
OPERATING INCOME (EXPENSE):																	15,385	15,931	141,133
TOTAL ASSETS:	12,114								239,017								12,114	239,017	225,332
Africa [Member]
Revenues																	183,946	271,583	89,601
OPERATING INCOME (EXPENSE):																	116,581	154,298	14,301
TOTAL ASSETS:	303,595								230,677								303,595	230,677	238,700
Australia [Member]
Revenues																	199,685	134,112	145,135
OPERATING INCOME (EXPENSE):																	96,724	72,743	84,087
TOTAL ASSETS:	813,554								154,055								813,554	154,055	192,330
Corporate General And Administrative Expenses [Member]
Corporate general and administrative expenses																	563	(40,620)	(31,639)
Other [Member]
TOTAL ASSETS:	$ 48,739								$ 36,145								$ 48,739	$ 36,145	$ 40,917

[1]	The sum of the individual quarterly net income per common share amounts may not agree with year-to-date net income per common share as each quarterly computation is based on the weighted average number of common shares outstanding during that period.